13. INTANGIBLE ASSETS OTHER THAN GOODWILL (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	$ 43,426,623
Amortization	(1,105,381)	$ (1,108,762)	$ (1,119,655)
Identifiable intangible , ending	47,719,373	43,426,623
Patents, trademarks and other rights, net
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	40,281,203	37,709,777
Additions	1,540,842	5,198,154
Effect of translation in foreign subsidiaries	3,304,129	(1,720,256)
Withdrawals	(32,885)	(478,296)
Amortization	(385,228)	(428,176)
Total changes	4,426,858	2,571,426
Identifiable intangible , ending	44,708,061	40,281,203	37,709,777
IT Software
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	3,145,420	2,937,938
Additions	571,053	897,339
Effect of translation in foreign subsidiaries	80,852	(9,271)
Withdrawals	(65,860)	0
Amortization	(720,153)	(680,586)
Total changes	(134,108)	207,482
Identifiable intangible , ending	3,011,312	3,145,420	2,937,938
Identifiable Intangible Assets, Net
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	43,426,623	40,647,715
Additions	2,111,895	6,095,493
Effect of translation in foreign subsidiaries	3,384,981	(1,729,527)
Withdrawals	(98,745)	(478,296)
Amortization	(1,105,381)	(1,108,762)
Total changes	4,292,750	2,778,908
Identifiable intangible , ending	$ 47,719,373	$ 43,426,623	$ 40,647,715